Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2023
Entity Registrant Name	Neuberger Berman Income Funds
Entity Central Index Key	0000723620
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 28, 2024
Document Effective Date	Feb. 28, 2024
Prospectus Date	Feb. 28, 2024
Neuberger Berman Strategic Income Fund | Class A
Prospectus:
Trading Symbol	NSTAX
Neuberger Berman Strategic Income Fund | Class C
Prospectus:
Trading Symbol	NSTCX
Neuberger Berman Strategic Income Fund | Institutional Class
Prospectus:
Trading Symbol	NSTLX